NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
Interest expense	$ 65,498	$ 68,153